Inventories	12 Months Ended
Dec. 31, 2022
Inventories Abstract
Inventories

14.	Inventories

	12.31.2022	12.31.2021
Crude oil	3,738	3,048
Oil products	3,278	2,495
Intermediate products	587	532
Natural gas and Liquefied Natural Gas (LNG)	135	349
Biofuels	14	19
Fertilizers	4	8
Total products	7,756	6,451
Materials, supplies and others	1,023	804
Total	8,779	7,255

Crude oil and LNG inventories can be traded or used for production of oil products.

Intermediate products are those product streams that have been through at least one of the refining processes, but still need further treatment, processing or converting to be available for sale.

Biofuels mainly include ethanol and biodiesel inventories.

Materials, supplies and others mainly comprise production supplies and operating materials used in the operations of the Company, stated at the average purchase cost, not exceeding replacement cost.

In the year ended December 31, 2022, the Company recognized a US$ 11 loss within cost of sales, adjusting inventories to net realizable value (a US$ 1 reversal of cost of sales in the year ended December 31, 2021) primarily due to changes in international prices of crude oil and oil products.

At December 31, 2022, the Company had pledged crude oil and oil products volumes as collateral for the Term of Financial Commitment (TFC) related to plans PPSP-R, PPSP-R Pre-70 and PPSP-NR Pre-70 signed by Petrobras and Petros Foundation in 2008, in the estimated amount of US$ 1,082, after deducting the partial early settlement of the TFC relating to the Pension Difference and TFC Pre-70, made in February 2022, meeting the contractual conditions of the debt coverage as stated in the TCF.

Accounting policy for inventories

Inventories are determined by the weighted average cost method adjusted to the net realizable value when it is lower than its carrying amount.

Net realizable value is the estimated selling price of inventory in the ordinary course of business, less estimated cost of completion and estimated expenses to complete its sale, considering the purpose for which the inventories are held. Inventories with identifiable sales contracts have a net realizable value based on the contracted price, as, for example, in offshore operations (without physical tanking, with loading onto the ship and direct unloading at the customer) or auctions. Other items in inventory have a net realizable value based on general selling prices, considering the most reliable evidence available at the time of the estimate.

The net realizable value of inventories is determined by grouping similar items with the same characteristic or purpose. Changes in sales prices after the reporting date of the financial statements are considered in the calculation of the net realizable value if they confirm the conditions existing on that reporting date.